Contract assets and liabilities (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred revenue | $	$ 573		$ 593
ZHEJIANG TIANLAN [Member]
Deferred revenue | ¥		¥ 44,474		¥ 35,367